UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 1.6%
Engility Holdings, Inc.(1)	994	$31,540
European Aeronautic Defence and Space Co. NV	56,122	3,576,216
General Dynamics Corp.	6,866	600,912
Honeywell International, Inc.	59,872	4,971,771
L-3 Communications Holdings, Inc.	5,966	563,787
Northrop Grumman Corp.	15,716	1,497,106
Raytheon Co.	46,494	3,583,293
Rolls-Royce Holdings PLC(1)	272,487	4,902,549
Rolls-Royce Holdings PLC, PFC Shares(1)	32,425,953	52,494
Textron, Inc.	43,608	1,204,017

		$20,983,685

Air Freight & Logistics — 0.3%
Deutsche Post AG	82,457	$2,734,936
Expeditors International of Washington, Inc.	33,631	1,481,782
United Parcel Service, Inc., Class B	2,894	264,425

		$4,481,143

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$437,285
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,914,166
Dana Holding Corp.	46,794	1,068,775
Denso Corp.	60,300	2,829,388
Johnson Controls, Inc.	60,056	2,492,324
Toyoda Gosei Co., Ltd.	12,800	316,446
Toyota Industries Corp.	6,400	277,121
Yokohama Rubber Co., Ltd. (The)	151,000	1,495,540

		$11,831,045

Automobiles — 1.5%
Daimler AG	132,059	$10,296,634
Fiat SpA(1)	121,840	972,308
Ford Motor Co.	47,101	794,594
Honda Motor Co., Ltd.	98,400	3,761,121
Isuzu Motors, Ltd.	199,000	1,319,158
Mazda Motor Corp.(1)	245,000	1,101,358
Suzuki Motor Corp.	3,800	91,587
Toyota Motor Corp.	20,400	1,308,405

		$19,645,165

Beverages — 1.6%
Coca-Cola Co. (The)	164,256	$6,222,017
Constellation Brands, Inc., Class A(1)	33,994	1,951,256
Heineken Holding NV	24,773	1,566,276
Heineken NV	30,199	2,139,504
Kirin Holdings Co., Ltd.	59,000	861,410
PepsiCo, Inc.	77,079	6,127,780
Pernod-Ricard SA	15,528	1,928,200
Takara Holdings, Inc.	84,000	768,610

		$21,565,053

Security	Shares	Value
Biotechnology — 3.1%
Amgen, Inc.	86,623	$9,696,579
BioMarin Pharmaceutical, Inc.(1)	19,589	1,414,717
Celgene Corp.(1)	86,033	13,243,060
Gilead Sciences, Inc.(1)	264,858	16,643,677
Regeneron Pharmaceuticals, Inc.(1)	2,769	866,337

		$41,864,370

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$240,922
Daikin Industries, Ltd.	73,200	3,906,961

		$4,147,883

Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	4,285	$782,612
Deutsche Bank AG	123,418	5,665,039
Franklin Resources, Inc.	49,119	2,482,965
GAM Holding, Ltd.(1)	58,376	1,055,568
Greenhill & Co., Inc.	19,111	953,257
Julius Baer Group, Ltd.(1)	76,144	3,555,415
Lazard, Ltd., Class A	58,066	2,091,537
Morgan Stanley	79,502	2,142,579
Northern Trust Corp.	22,312	1,213,550
State Street Corp.	26,469	1,740,337

		$21,682,859

Chemicals — 2.2%
Air Products and Chemicals, Inc.	32,423	$3,455,319
Akzo Nobel NV	10,908	716,662
BASF SE	85,969	8,244,462
Daicel Chemical Industries, Ltd.	51,000	461,364
Dow Chemical Co. (The)	14,120	542,208
Eastman Chemical Co.	22,750	1,772,225
Johnson Matthey PLC	82,005	3,726,379
Kaneka Corp.	57,000	372,891
Linde AG	16,210	3,212,307
Mitsubishi Gas Chemical Co., Inc.	55,000	463,486
Monsanto Co.	12,777	1,333,536
Nitto Denko Corp.	5,900	384,761
Shin-Etsu Chemical Co., Ltd.	34,500	2,116,785
Showa Denko KK	236,000	320,788
Solvay SA	5,637	845,458
Sumitomo Chemical Co., Ltd.	136,000	520,401
Toray Industries, Inc.	66,000	435,242
Tosoh Corp.	173,000	715,639
Umicore SA	953	46,277

		$29,686,190

Commercial Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA	1,124,211	$12,571,390
Banco Santander SA	558,210	4,551,159
Barclays PLC	1,076,485	4,600,545
BB&T Corp.	34,843	1,175,951
BNP Paribas	92,220	6,238,174
Credit Agricole SA(1)	281,381	3,102,694
Danske Bank A/S(1)	77,886	1,679,597
Fifth Third Bancorp	112,006	2,020,588
First Horizon National Corp.	39,470	433,775
First Republic Bank	23,946	1,116,602
Gunma Bank, Ltd. (The)	106,000	622,080
Hachijuni Bank, Ltd. (The)	57,000	354,823

Security	Shares	Value
Hiroshima Bank, Ltd. (The)	87,000	$371,278
HSBC Holdings PLC	694,316	7,514,829
Huntington Bancshares, Inc.	307,053	2,536,258
Intesa Sanpaolo SpA	877,898	1,815,957
KBC Groep NV	22,722	1,117,963
KeyCorp	306,709	3,496,483
Lloyds Banking Group PLC(1)	2,677,915	3,188,459
Mizuho Financial Group, Inc.	155,441	337,921
PNC Financial Services Group, Inc. (The)	41,011	2,971,247
Shinsei Bank, Ltd.	390,000	951,855
Standard Chartered PLC	301,123	7,214,222
Sumitomo Mitsui Financial Group, Inc.	8,108	392,634
SunTrust Banks, Inc.	19,446	630,439
U.S. Bancorp	62,023	2,268,801
UniCredit SpA	326,003	2,081,798
Wells Fargo & Co.	80,937	3,344,317
Zions Bancorporation	41,793	1,145,964

		$79,847,803

Commercial Services & Supplies — 0.5%
SECOM Co., Ltd.	53,800	$3,372,072
Waste Management, Inc.	81,625	3,366,215

		$6,738,287

Communications Equipment — 2.7%
Cisco Systems, Inc.	785,111	$18,387,300
QUALCOMM, Inc.	265,118	17,858,348
Riverbed Technology, Inc.(1)	43,232	630,755

		$36,876,403

Computers & Peripherals — 4.3%
Apple, Inc.	109,906	$52,397,685
Dell, Inc.	177,489	2,444,024
Hewlett-Packard Co.	78,955	1,656,476
NEC Corp.	77,000	178,891
NetApp, Inc.	20,000	852,400

		$57,529,476

Construction & Engineering — 0.4%
Chiyoda Corp.	69,000	$832,622
Ferrovial SA	95,985	1,728,731
JGC Corp.	67,000	2,425,720

		$4,987,073

Construction Materials — 0.2%
CRH PLC	62,332	$1,497,721
Imerys SA	4,825	336,888
Lafarge SA	4,914	342,881

		$2,177,490

Consumer Finance — 0.4%
American Express Co.	45,990	$3,473,165
Credit Saison Co., Ltd.	45,600	1,241,758
SLM Corp.	50,603	1,260,015

		$5,974,938

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	27,371	$821,678
Sealed Air Corp.	27,433	745,903
Toyo Seikan Kaisha, Ltd.	19,800	390,205

		$1,957,786

Security	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	43,642	$3,530,201
LKQ Corp.(1)	61,930	1,973,090

		$5,503,291

Diversified Financial Services — 1.3%
Bank of America Corp.	125,000	$1,725,000
Berkshire Hathaway, Inc., Class B(1)	16,883	1,916,389
Citigroup, Inc.	12,000	582,120
CME Group, Inc.	4,775	352,777
Deutsche Boerse AG	11,870	893,319
Groupe Bruxelles Lambert SA	4,239	360,877
ING Groep NV(1)	203,360	2,307,522
Investor AB, Class B	56,000	1,698,339
JPMorgan Chase & Co.	63,787	3,297,150
McGraw Hill Financial, Inc.	27,142	1,780,244
Moody’s Corp.	18,539	1,303,848
ORIX Corp.	41,300	675,169

		$16,892,754

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	258,166	$8,731,174
Belgacom SA	25,589	680,590
BT Group PLC	454,642	2,517,232
Deutsche Telekom AG	252,331	3,654,592
Frontier Communications Corp.	60,044	250,384
Orange SA	8,486	106,258
Telefonica SA(1)	125,256	1,947,244
Verizon Communications, Inc.	129,319	6,034,025

		$23,921,499

Electric Utilities — 0.6%
Acciona SA	8,786	$500,886
Duke Energy Corp.	20,897	1,395,501
Edison International	51,169	2,356,844
Enel SpA	375,898	1,443,353
Fortum Oyj	63,829	1,440,816
Iberdrola SA	72,714	422,665
Pepco Holdings, Inc.	18,841	347,805

		$7,907,870

Electrical Equipment — 0.8%
ABB, Ltd.(1)	292,957	$6,919,433
Fujikura, Ltd.	69,000	268,133
Legrand SA	47,726	2,648,644
Mabuchi Motor Co., Ltd.	5,000	264,325

		$10,100,535

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.(1)	153,700	$1,245,632
Corning, Inc.	19,975	291,435
Keyence Corp.	1,210	460,397
Kyocera Corp.	107,468	5,730,984
Molex, Inc.	34,890	1,343,963
OMRON Corp.	16,500	597,693
Taiyo Yuden Co., Ltd.	124,900	1,639,180
TDK Corp.	49,100	1,934,277

		$13,243,561

Energy Equipment & Services — 0.9%
CGGVeritas(1)	31,600	$728,447
Halliburton Co.	88,782	4,274,853

Security	Shares	Value
Schlumberger, Ltd.	62,861	$5,554,398
Technip SA	9,124	1,071,180

		$11,628,878

Food & Staples Retailing — 1.3%
Carrefour SA	208,600	$7,154,927
CVS Caremark Corp.	80,429	4,564,346
Koninklijke Ahold NV	104,617	1,812,511
Seven & i Holdings Co., Ltd.	72,700	2,665,180
UNY Co., Ltd.	13,500	87,234
Wal-Mart Stores, Inc.	23,495	1,737,690

		$18,021,888

Food Products — 3.2%
Campbell Soup Co.	14,087	$573,482
Kerry Group PLC, Class A	15,000	912,699
Kraft Foods Group, Inc.	56,682	2,972,404
Mondelez International, Inc., Class A	238,500	7,493,670
Nestle SA	332,614	23,194,542
Nissin Foods Holdings Co., Ltd.	11,700	480,802
Toyo Suisan Kaisha, Ltd.	6,000	176,165
Unilever NV	184,449	7,039,806
Yakult Honsha Co., Ltd.	15,300	768,175

		$43,611,745

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$67,446
Snam Rete Gas SpA	175,073	887,285

		$954,731

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$3,780,673
Analogic Corp.	12,942	1,069,527
Covidien PLC	51,806	3,157,058
Edwards Lifesciences Corp.(1)	5,485	381,920
Hologic, Inc.(1)	28,813	594,988
Medtronic, Inc.	35,589	1,895,114
Olympus Corp.(1)	74,300	2,269,585
Terumo Corp.	20,100	1,034,753

		$14,183,618

Health Care Providers & Services — 1.0%
DaVita HealthCare Partners, Inc.(1)	35,356	$2,011,756
Express Scripts Holding Co.(1)	30,000	1,853,400
McKesson Corp.	22,301	2,861,218
Team Health Holdings, Inc.(1)	17,059	647,219
Tenet Healthcare Corp.(1)	39,843	1,641,133
UnitedHealth Group, Inc.	64,272	4,602,518

		$13,617,244

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,089,326
Bally Technologies, Inc.(1)	11,183	805,847
Carnival Corp.	7,975	260,304
International Game Technology	42,344	801,572
Marriott International, Inc., Class A	10,655	448,149
McDonald’s Corp.	73,173	7,039,974
Six Flags Entertainment Corp.	35,954	1,214,886
Yum! Brands, Inc.	68,297	4,875,723

		$16,535,781

Security	Shares	Value
Household Durables — 0.2%
Casio Computer Co., Ltd.	63,200	$586,754
PulteGroup, Inc.	84,375	1,392,188
Sekisui Chemical Co., Ltd.	61,000	622,209

		$2,601,151

Household Products — 1.1%
Clorox Co. (The)	18,837	$1,539,360
Colgate-Palmolive Co.	7,994	474,044
Henkel AG & Co. KGaA, PFC Shares	20,000	2,061,157
Kimberly-Clark Corp.	23,485	2,212,757
Procter & Gamble Co.	78,880	5,962,539
Reckitt Benckiser Group PLC	31,648	2,313,945
Unicharm Corp.	12,400	725,662

		$15,289,464

Industrial Conglomerates — 2.0%
3M Co.	53,517	$6,390,465
General Electric Co.	159,703	3,815,304
Nisshinbo Holdings, Inc.	109,000	902,494
Siemens AG	131,938	15,911,490
Toshiba Corp.	93,000	419,124

		$27,438,877

Insurance — 4.2%
ACE, Ltd.	25,406	$2,376,985
Ageas NV SA	22,500	911,729
Allianz SE	69,106	10,872,336
Allstate Corp. (The)	16,927	855,660
Assicurazioni Generali SpA	272,691	5,455,931
Chubb Corp.	4,667	416,576
Cincinnati Financial Corp.	56,776	2,677,556
Delta Lloyd NV	38,000	809,415
Hartford Financial Services Group, Inc.	55,353	1,722,585
HCC Insurance Holdings, Inc.	27,655	1,211,842
Lincoln National Corp.	31,112	1,306,393
Marsh & McLennan Cos., Inc.	85,867	3,739,508
MetLife, Inc.	99,556	4,674,154
MS&AD Insurance Group Holdings, Inc.	48,200	1,263,352
Principal Financial Group, Inc.	44,331	1,898,254
Prudential Financial, Inc.	37,177	2,899,063
Prudential PLC	349,752	6,506,857
Resolution, Ltd.	66,478	341,694
SCOR SE	63,370	2,100,133
Sony Financial Holdings, Inc.	6,900	126,768
Standard Life PLC	479,801	2,681,184
Swiss Life Holding AG(1)	8,264	1,564,820
T&D Holdings, Inc.	54,600	677,978

		$57,090,773

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(1)	49,368	$15,434,411
Netflix, Inc.(1)	3,000	927,630
priceline.com, Inc.(1)	9,664	9,769,821
Shutterfly, Inc.(1)	21,804	1,218,408

		$27,350,270

Internet Software & Services — 3.4%
eBay, Inc.(1)	94,830	$5,290,566
Facebook, Inc., Class A(1)	105,000	5,275,200

Security	Shares	Value
Google, Inc., Class A(1)	35,539	$31,128,965
LinkedIn Corp., Class A(1)	7,885	1,940,183
United Internet AG	44,534	1,687,478

		$45,322,392

IT Services — 2.1%
Accenture PLC, Class A	6,228	$458,630
Amadeus IT Holding SA, Class A	24,489	868,310
AtoS	5,628	439,443
CapGemini SA	44,329	2,636,196
Cognizant Technology Solutions Corp., Class A(1)	77,532	6,366,928
Fidelity National Information Services, Inc.	51,873	2,408,982
Indra Sistemas SA	107,008	1,604,334
International Business Machines Corp.	54,460	10,084,903
MasterCard, Inc., Class A	3,232	2,174,425
Nomura Research Institute, Ltd.	6,800	236,231
NTT Data Corp.	7,600	257,214
Obic Co., Ltd.	7,300	236,116
Otsuka Corp.	2,600	332,696
Western Union Co.	19,046	355,398

		$28,459,806

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	21,651	$1,020,628
Nikon Corp.	37,500	657,331
Sankyo Co., Ltd.	3,300	161,363

		$1,839,322

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,037	$668,146
PerkinElmer, Inc.	27,425	1,035,294
Thermo Fisher Scientific, Inc.	17,359	1,599,632

		$3,303,072

Machinery — 1.9%
Caterpillar, Inc.	22,215	$1,852,064
Dover Corp.	7,424	666,898
Ebara Corp.	298,000	1,675,487
Fanuc, Ltd.	49,027	8,125,101
IHI Corp.	213,000	900,696
Japan Steel Works, Ltd.	24,000	139,745
Kawasaki Heavy Industries, Ltd.	107,000	465,968
Komatsu, Ltd.	67,800	1,692,896
Kurita Water Industries, Ltd.	6,200	131,742
Makita Corp.	6,700	390,364
MAN AG	10,039	1,196,916
NSK, Ltd.	32,000	328,249
Okuma Corp.	32,000	279,155
Pall Corp.	23,035	1,774,616
Parker Hannifin Corp.	12,277	1,334,755
SMC Corp.	1,900	453,465
Snap-On, Inc.	9,395	934,802
Stanley Black & Decker, Inc.	35,268	3,194,223
Titan International, Inc.	13,412	196,352

		$25,733,494

Marine — 0.0%(2)
Kirby Corp.(1)	3,948	$341,700
Nippon Yusen KK	41,000	130,021

		$471,721

Security	Shares	Value
Media — 3.8%
British Sky Broadcasting Group PLC	447,757	$6,305,094
Comcast Corp., Class A	388,803	17,554,455
Dentsu, Inc.	41,200	1,571,670
Hakuhodo DY Holdings, Inc.	20,900	155,739
IMAX Corp.(1)	77,253	2,336,131
Interpublic Group of Cos., Inc.	50,333	864,721
JCDecaux SA	10,222	376,245
Liberty Global PLC, Series A(1)	11,898	944,106
Liberty Global PLC, Series C(1)	8,884	670,120
Omnicom Group, Inc.	54,629	3,465,664
ProSiebenSat.1 Media AG	27,382	1,163,753
Sirius XM Radio, Inc.	192,975	746,813
Time Warner Cable, Inc.	26,148	2,918,117
Time Warner, Inc.	22,926	1,508,760
Twenty-First Century Fox, Inc., Class A	60,000	2,010,000
Walt Disney Co. (The)	140,037	9,030,986
Wolters Kluwer NV	961	24,777

		$51,647,151

Metals & Mining — 1.6%
ArcelorMittal	126,018	$1,727,787
BHP Billiton PLC	189,390	5,571,158
Dowa Holdings Co., Ltd.	105,000	1,063,092
Freeport-McMoRan Copper & Gold, Inc.	20,000	661,600
Glencore Xstrata PLC(1)	483,787	2,634,363
JFE Holdings, Inc.	8,400	219,014
Mitsubishi Materials Corp.	80,000	331,487
Nucor Corp.	23,673	1,160,450
Pacific Metals Co., Ltd.	42,000	173,550
Rio Tinto PLC	154,989	7,565,480
Sumitomo Metal Mining Co., Ltd.	51,000	724,721

		$21,832,702

Multi-Utilities — 1.6%
Centrica PLC	778,444	$4,658,921
CMS Energy Corp.	137,634	3,622,527
Consolidated Edison, Inc.	24,350	1,342,659
Dominion Resources, Inc.	27,793	1,736,507
E.ON AG	7,015	124,834
GDF Suez	334,016	8,372,372
NiSource, Inc.	42,420	1,310,354
Public Service Enterprise Group, Inc.	6,502	214,111
Veolia Environnement	37,663	643,870

		$22,026,155

Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$1,060,493
Macy’s, Inc.	48,120	2,082,152
Marks & Spencer Group PLC	432,844	3,477,971
Next PLC	41,584	3,474,503
Nordstrom, Inc.	19,173	1,077,523
Target Corp.	54,531	3,488,893

		$14,661,535

Office Electronics — 0.2%
Brother Industries, Ltd.	22,000	$249,090
Canon, Inc.	32,600	1,043,830
Konica Minolta Holdings, Inc.	66,500	560,182
Ricoh Co., Ltd.	15,000	173,812

		$2,026,914

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.1%
Alpha Natural Resources, Inc.(1)	40,000	$238,400
Anadarko Petroleum Corp.	25,318	2,354,321
BP PLC	962,053	6,744,801
Chevron Corp.	95,020	11,544,930
ConocoPhillips	63,945	4,444,817
ENI SpA	255,029	5,862,649
Exxon Mobil Corp.	129,623	11,152,763
Idemitsu Kosan Co., Ltd.	3,100	268,686
Marathon Oil Corp.	6,270	218,698
Marathon Petroleum Corp.	21,876	1,407,064
Phillips 66	36,105	2,087,591
Royal Dutch Shell PLC, Class A	291,192	9,599,301
Royal Dutch Shell PLC, Class B	281,515	9,713,059
Suncor Energy, Inc.	11,262	402,954
Total SA	199,276	11,550,606
Williams Cos., Inc.	108,727	3,953,314
WPX Energy, Inc.(1)	16,500	317,790

		$81,861,744

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,336,294
OJI Paper Co., Ltd.	95,000	446,672

		$1,782,966

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,781,052
Kao Corp.	61,054	1,906,644

		$3,687,696

Pharmaceuticals — 7.4%
AbbVie, Inc.	48,532	$2,170,836
Actavis, Inc.(1)	20,810	2,996,640
Allergan, Inc.	18,628	1,684,903
Astellas Pharma, Inc.	58,400	2,983,070
AstraZeneca PLC	125,563	6,527,401
Bayer AG	35,186	4,149,515
Chugai Pharmaceutical Co., Ltd.	99,100	2,037,907
Eisai Co., Ltd.	43,946	1,788,472
Eli Lilly & Co.	22,949	1,155,023
GlaxoSmithKline PLC	121,988	3,067,114
Hisamitsu Pharmaceutical Co., Inc.	4,800	268,277
Johnson & Johnson	77,987	6,760,693
Mallinckrodt PLC(1)	6,475	285,483
Merck & Co., Inc.	182,284	8,678,541
Mitsubishi Tanabe Pharma Corp.	10,000	140,346
Novartis AG	218,832	16,832,158
Pfizer, Inc.	109,562	3,145,525
Roche Holding AG PC	77,091	20,804,809
Sanofi	129,268	13,091,855
Takeda Pharmaceutical Co., Ltd.	20,531	969,679
UCB SA	9,177	558,503

		$100,096,750

Professional Services — 0.4%
Adecco SA(1)	26,539	$1,893,186
Equifax, Inc.	15,217	910,737
Experian PLC	29,123	554,495
Intertek Group PLC	7,167	383,813
Robert Half International, Inc.	36,884	1,439,583

		$5,181,814

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	17,793	$1,318,995
AvalonBay Communities, Inc.	5,904	750,339
British Land Co. PLC	107,910	1,008,065
Capital Shopping Centres Group PLC	189,600	984,922
Japan Real Estate Investment Corp.	37	431,393
Nippon Building Fund, Inc.	40	496,303
Simon Property Group, Inc.	26,522	3,931,356

		$8,921,373

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$1,027,596
CB Richard Ellis Group, Inc., Class A(1)	41,385	957,235
Daito Trust Construction Co., Ltd.	6,300	630,461
Heiwa Real Estate Co., Ltd.	40,500	748,510
Nomura Real Estate Holdings, Inc.	27,400	676,504
NTT Urban Development Corp.	44,300	584,067
Sumitomo Realty & Development Co., Ltd.	36,000	1,715,847

		$6,340,220

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$705,951
CSX Corp.	115,014	2,960,460
East Japan Railway Co.	11,200	965,268
Hankyu Hanshin Holdings, Inc.	128	711
Kansas City Southern	23,993	2,623,875
Keio Corp.	139,000	998,433
Ryder System, Inc.	14,154	844,994
Tobu Railway Co., Ltd.	135,000	713,847

		$9,813,539

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(1)	190,688	$724,614
ARM Holdings PLC	380,204	6,085,541
Broadcom Corp., Class A	50,000	1,300,500
Cree, Inc.(1)	17,003	1,023,411
Cypress Semiconductor Corp.(1)	217,447	2,030,955
Intel Corp.	641,733	14,708,520
Marvell Technology Group, Ltd.	164,177	1,888,035
NXP Semiconductors NV(1)	54,841	2,040,634
Sumco Corp.	52,100	425,098
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,911	999,131
Texas Instruments, Inc.	157,242	6,332,135
Tokyo Electron, Ltd.	62,400	3,357,074

		$40,915,648

Software — 3.9%
Citrix Systems, Inc.(1)	46,346	$3,272,491
Compuware Corp.	19,657	220,158
Concur Technologies, Inc.(1)	29,482	3,257,761
Dassault Systemes SA	3,205	427,781
Electronic Arts, Inc.(1)	53,174	1,358,596
Konami Corp.	14,700	339,917
Microsoft Corp.	993,899	33,106,776
Oracle Corp.	259,690	8,613,917
Trend Micro, Inc.	40,097	1,498,368

		$52,095,765

Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A	10,682	$377,823
CarMax, Inc.(1)	5,464	264,840

Security	Shares	Value
Fast Retailing Co., Ltd.	44,300	$16,707,773
Gap, Inc. (The)	73,351	2,954,578
Groupe FNAC SA(1)	922	24,605
Home Depot, Inc. (The)	87,658	6,648,859
Lowe’s Companies, Inc.	115,992	5,522,379
Tiffany & Co.	26,337	2,017,941
USS Co., Ltd.	27,200	393,837
Yamada Denki Co., Ltd.	43,600	128,961

		$35,041,596

Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG	18,804	$2,039,701
Asics Corp.	20,000	345,646
Christian Dior SA	10,660	2,092,169
Coach, Inc.	16,626	906,616
Hanesbrands, Inc.	25,679	1,600,058
Kering SA	7,380	1,653,869
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,970,652
NIKE, Inc., Class B	60,220	4,374,381
Onward Holdings Co., Ltd.	30,000	264,624
Swatch Group, Ltd. (The), Bearer Shares	3,450	2,221,874

		$17,469,590

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	258,361	$2,338,167

		$2,338,167

Tobacco — 2.2%
British American Tobacco PLC	243,393	$12,809,600
Imperial Tobacco Group PLC	161,069	5,954,325
Japan Tobacco, Inc.	76,500	2,757,805
Lorillard, Inc.	5,156	230,886
Philip Morris International, Inc.	87,913	7,612,387

		$29,365,003

Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$1,162,535
Mitsubishi Corp.	77,500	1,573,545
Sumitomo Corp.	97,400	1,316,426
Wolseley PLC	49,503	2,561,171

		$6,613,677

Transportation Infrastructure — 0.1%
ADP	6,667	$698,081
Kamigumi Co., Ltd.	46,000	391,619

		$1,089,700

Wireless Telecommunication Services — 2.4%
KDDI Corp.	72,100	$3,705,216
Rogers Communications, Inc., Class B	24,022	1,033,186
SoftBank Corp.	145,598	10,111,414
T-Mobile US, Inc.(1)	10,717	278,321
Vodafone Group PLC	4,962,214	17,416,491

		$32,544,628

Total Common Stocks (identified cost $820,291,104)		$1,350,354,719

Rights — 0.1%

Security	Shares	Value
Commercial Banks — 0.1%
Banco Bilbao Vizcaya Argentaria SA, Exp. 10/18/13(1)	1,124,211	$153,610
Barclays PLC, Exp. 10/2/13(1)	269,121	351,812

Total Rights (identified cost $150,501)		$505,422

Total Investments — 100.4% (identified cost $820,441,605)		$1,350,860,141

Call Options Written — (0.9)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	225	$ 3,150	10/4/13	$(1,747,125)
NASDAQ 100 Index	265	3,200	10/11/13	(1,262,725)
NASDAQ 100 Index	220	3,250	10/19/13	(616,000)
NASDAQ 100 Index	170	3,240	10/25/13	(697,000)
S&P 500 Index	595	1,665	10/4/13	(1,433,950)
S&P 500 Index	695	1,695	10/11/13	(764,500)
S&P 500 Index	635	1,725	10/19/13	(260,350)
S&P 500 Index	585	1,700	10/25/13	(930,150)

				$(7,711,800)

Over-the-Counter Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(3)	17,750	EUR 2,900	10/18/13	$(877,679)
Dow Jones Euro Stoxx 50 Index(4)	14,450	EUR 2,950	10/18/13	(315,711)
Dow Jones Euro Stoxx 50 Index(5)	27,150	EUR 2,950	10/18/13	(593,188)
FTSE 100 Index(6)	6,300	GBP 6,650	10/18/13	(140,237)
FTSE 100 Index(7)	8,100	GBP 6,650	10/18/13	(180,305)
Nikkei 225 Index(8)	925,000	JPY 14,625	10/11/13	(1,905,616)
SMI Index(9)	3,350	CHF 8,050	10/18/13	(271,526)
SMI Index(8)	3,300	CHF 8,100	10/18/13	(189,385)

				$(4,473,647)

Total Call Options Written (premiums received $16,168,549)				$(12,185,447)

Other Assets, Less Liabilities — 0.5%				$7,291,993

Net Assets — 100.0%				$1,345,966,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Counterparty is Bank of America.

(4)	Counterparty is Credit Suisse International.

(5)	Counterparty is Deutsche Bank AG.

(6)	Counterparty is Barclays Bank PLC.

(7)	Counterparty is Societe Generale.

(8)	Counterparty is Citibank NA.

(9)	Counterparty is Morgan Stanley & Co. International PLC.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	53.4%	$718,452,784
United Kingdom	12.3	165,651,612
Japan	11.1	149,477,979
Switzerland	6.0	80,418,790
Germany	5.5	73,908,469
France	5.5	73,739,662
Spain	1.8	24,415,775
Netherlands	1.6	22,033,323
Italy	1.4	18,519,281
Ireland	0.5	6,311,591
Belgium	0.3	4,521,397
Other Countries, less than 0.3% each	1.0	13,409,478

Total Investments	100.4%	$1,350,860,141

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$823,226,843

Gross unrealized appreciation	$539,193,594
Gross unrealized depreciation	(11,560,296)

Net unrealized appreciation	$527,633,298

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,251,760	$14,686,394
Options written	9,726,895	153,467,102
Options terminated in closing purchase transactions	(7,973,200)	(125,289,907)
Options expired	(1,996,665)	(26,695,040)

Outstanding, end of period	1,008,790	$16,168,549

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $12,185,447.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$128,434,441	$75,691,456	$—	$204,125,897
Consumer Staples	51,455,670	80,085,179	—	131,540,849
Energy	47,951,893	45,538,729	—	93,490,622
Financials	81,312,638	117,776,249	—	199,088,887
Health Care	96,541,610	76,523,444	—	173,065,054
Industrials	46,845,676	80,935,752	—	127,781,428
Information Technology	242,224,200	34,245,765	—	276,469,965
Materials	11,829,213	45,607,921	—	57,437,134
Telecommunication Services	16,327,090	40,139,037	—	56,466,127
Utilities	12,326,308	18,562,448	—	30,888,756
Total Common Stocks	$735,248,739	$615,105,980 *	$—	$1,350,354,719
Rights	$505,422	$—	$—	$505,422
Total Investments	$735,754,161	$615,105,980	$—	$1,350,860,141

Liability Description
Call Options Written	$(7,711,800)	$(4,473,647)	$—	$(12,185,447)
Total	$(7,711,800)	$(4,473,647)	$—	$(12,185,447)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013